CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Sales	$ 7,129,199	$ 6,998,565	$ 5,807,754
Cost of sales and occupancy	5,218,383	5,205,712	4,131,009
Gross profit	1,910,816	1,792,853	1,676,745
Selling and administrative expenses	1,739,452	1,629,465	1,395,725
Depreciation and amortization	232,667	228,647	207,774
Operating profit (loss)	(61,303)	(65,259)	73,246
Interest income (expense), net and amortization of deferred financing fees	(35,304)	(57,350)	(28,237)
Earnings (loss) before income taxes (benefit)	(96,607)	(122,609)	45,009
Income taxes (benefit)	(27,740)	(48,652)	8,365
Net earnings (loss)	(68,867)	(73,957)	36,644
Net loss attributable to noncontrolling interests		37	32
Net earnings (loss) attributable to Barnes & Noble, Inc.	(68,867)	(73,920)	36,676
Earnings (loss) attributable to Barnes & Noble, Inc.
Earnings (loss)	(68,867)	(73,957)	36,644
Less loss attributable to noncontrolling interests		37	32
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (68,867)	$ (73,920)	$ 36,676
Basic earnings (loss) per common share
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (1.41)	$ (1.31)	$ 0.63
Weighted average common shares outstanding
Basic	57,337	56,588	55,344
Diluted	57,337	56,588	56,153